Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS
Summary of Cash and Cash Equivalents

	As of December 31,
	2021	2020
Cash and Cash Equivalents	ThCh$	ThCh$
Cash balances	37,852	42,660
Bank balances	282,625,181	330,471,774
Time deposits	28,923	591,570
Other fixed-income instruments	27,283,184	930,009
Total	309,975,140	332,036,013

Summary of Cash and Cash Equivalents by Currency

	As of December 31,
	2021	2020
Currency	ThCh$	ThCh$
Chilean peso	245,516,611	300,357,149
Argentine peso	195,683	3,977,675
Euro	196,498	83,819
U.S. dollar	64,066,348	27,617,370
Total	309,975,140	332,036,013

Summary of Components of Other Payments for Operating Activities

	2021	2020	2019
Other payments from operating activities	ThCh$	ThCh$	ThCh$
VAT tax debit	(80,921,378)	(135,096,018)	(123,065,058)
Tax on emissions	(16,465,950)	(23,800,541)	(15,563,495)
Other	(11,018,067)	(11,394,034)	(15,871,496)
Total	(108,405,395)	(170,290,593)	(154,500,049)

Summary of Reconciliation of Liabilities Arising from Financing Activities

		Financing Cash Flows
Liabilities arising from financing activities	Balance as of 12-31-2021	From	Used	Interest paid	Total	Movements in fair value	Foreign exchange differences	Financial costs (1)	New leases	Other movements	Balance as of 12-31-2021
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short-term loans	157,573,676	417,253,000	(33,736,628)	(142,046,785)	241,469,587	(1,923,185)	114,041,146	138,755,531	—	231,743,010	881,659,765
Long-term loans	2,648,032,219	293,819,500	(6,238,340)	—	287,581,160	16,329,103	513,617,504	7,763,806	—	(232,072,987)	3,241,250,805
Lease liabilities (Note 20)	51,865,519	—	(6,060,565)	(844,515)	(6,905,080)	—	15,193,796	1,960,901	97,937,192	(390,251)	159,662,077
Assets held to cover liabilities arising from financing activities	(16,490,690)	2,154,453	—	—	2,154,453	(3,632,092)	(18,126,146)	—	—	—	(36,094,475)
Total	2,840,980,724	713,226,953	(46,035,533)	(142,891,300)	524,300,120	10,773,826	624,726,300	148,480,238	97,937,192	(720,228)	4,246,478,172

		Financing Cash Flows
Liabilities arising from financing activities	Balance as of 12-31-2020	From	Used	Interest paid	Total	Movements in fair value	Foreign exchange differences	Financial costs (1)	New leases	Other movements	Balance as of 12-31-2020
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short-term loans	158,284,616	199,395	(150,878,247)	(137,759,315)	(288,438,167)	(1,893,193)	3,280,020	133,794,543	—	152,545,857	157,573,676
Long-term loans	2,470,532,068	484,520,001	(4,791,827)	—	479,728,174	12,628,182	(165,703,734)	2,646,905	—	(151,799,376)	2,648,032,219
Lease liabilities (Note 20)	53,407,689	—	(4,940,582)	(1,492,089)	(6,432,671)	—	48,124	2,137,451	2,704,926	—	51,865,519
Assets held to cover liabilities arising from financing activities	(4,862,949)	708,062	—	—	708,062	(4,578,826)	(7,756,977)	—	—	—	(16,490,690)
Total	2,677,361,424	485,427,458	(160,610,656)	(139,251,404)	185,565,398	6,156,163	(170,132,567)	138,578,899	2,704,926	746,481	2,840,980,724

		Financing Cash Flows
Liabilities arising from financing activities	Balance as of 12-31-2019	From	Used	Interest paid	Total	Movements in fair value	Foreign exchange differences	Financial costs (1)	New leases	Other movements	Balance as of 12-31-2019
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short-term loans	408,415,562	—	(350,652,302)	(133,788,145)	(484,440,447)	—	9,096,964	134,487,859	—	90,724,678	158,284,616
Long-term loans	2,140,557,500	283,799,437	—	—	283,799,437	7,924,704	137,637,204	—	—	(99,386,777)	2,470,532,068
Lease liabilities (Note 20)	14,476,449	—	(4,498,202)	(641,609)	(5,139,811)	—	4,437,228	1,815,169	37,818,654	—	53,407,689
Assets held to cover liabilities arising from financing activities	(43,213,556)	1,823,783	—	—	1,823,783	38,471,730	(2,231,057)	—	—	286,151	(4,862,949)
Total	2,520,235,955	285,623,220	(355,150,504)	(134,429,754)	(203,957,038)	46,396,434	148,940,339	136,303,028	37,818,654	(8,375,948)	2,677,361,424
(1)	It relates to accrual of interest